Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors (Tables)	12 Months Ended
Dec. 31, 2014
Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors
Schedule of Selected Consolidated Balance Sheets of Parent, Guarantors, Canada Company and Non-Guarantors

	December 31, 2013
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and Cash Equivalents	$ 1,243	$ 10,366	$ 1,094	$ 107,823	$—	$ 120,526
Restricted Cash	33,860	—	—	—	—	33,860
Accounts Receivable	—	358,118	38,928	219,751	—	616,797
Intercompany Receivable	761,501	—	1,607	—	(763,108)	—
Other Current Assets	1,120	98,717	5,995	56,622	(30)	162,424
Total Current Assets	797,724	467,201	47,624	384,196	(763,138)	933,607
Property, Plant and Equipment, Net	1,019	1,569,248	172,246	835,747	—	2,578,260
Other Assets, Net:
Long-term Notes Receivable from Affiliates and Intercompany Receivable	1,775,570	1,000	2,672	—	(1,779,242)	—
Investment in Subsidiaries	1,564,405	1,313,835	31,130	70,788	(2,980,158)	—
Goodwill	—	1,638,534	187,259	637,559	—	2,463,352
Other	38,862	376,939	11,257	250,842	(114)	677,786
Total Other Assets, Net	3,378,837	3,330,308	232,318	959,189	(4,759,514)	3,141,138
Total Assets	$ 4,177,580	$ 5,366,757	$ 452,188	$ 2,179,132	$ (5,522,652)	$ 6,653,005
Liabilities and Equity
Intercompany Payable	$—	$ 581,029	$—	$ 182,079	$ (763,108)	$—
Current Portion of Long-term Debt	—	30,236	—	22,377	(30)	52,583
Total Other Current Liabilities	125,705	540,169	29,513	221,131	—	916,518
Long-term Debt, Net of Current Portion	3,009,597	508,382	289,105	312,055	—	4,119,139
Long-term Notes Payable to Affiliates and Intercompany Payable	1,000	1,772,144	—	6,098	(1,779,242)	—
Other Long-term Liabilities	40	388,645	31,652	92,808	(114)	513,031
Commitments and Contingencies (See Note 10)
Total Iron Mountain Incorporated Stockholders’ Equity	1,041,238	1,546,152	101,918	1,332,088	(2,980,158)	1,041,238
Noncontrolling Interests	—	—	—	10,496	—	10,496
Total Equity	1,041,238	1,546,152	101,918	1,342,584	(2,980,158)	1,051,734
Total Liabilities and Equity	$ 4,177,580	$ 5,366,757	$ 452,188	$ 2,179,132	$ (5,522,652)	$ 6,653,005

	December 31, 2014
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and Cash Equivalents	$ 2,399	$ 4,713	$ 4,979	$ 113,842	$—	$ 125,933
Restricted Cash	33,860	—	—	—	—	33,860
Accounts Receivable	—	361,330	37,137	205,798	—	604,265
Intercompany Receivable	—	586,725	—	—	(586,725)	—
Other Current Assets	153	88,709	2,925	61,908	(34)	153,661
Total Current Assets	36,412	1,041,477	45,041	381,548	(586,759)	917,719
Property, Plant and Equipment, Net	840	1,580,337	160,977	808,573	—	2,550,727
Other Assets, Net:
Long-term Notes Receivable from Affiliates and Intercompany Receivable	2,851,651	245	2,448	—	(2,854,344)	—
Investment in Subsidiaries	917,170	656,877	30,751	93,355	(1,698,153)	—
Goodwill	—	1,611,957	180,342	631,484	—	2,423,783
Other	31,108	375,082	26,672	245,251	—	678,113
Total Other Assets, Net	3,799,929	2,644,161	240,213	970,090	(4,552,497)	3,101,896
Total Assets	$ 3,837,181	$ 5,265,975	$ 446,231	$ 2,160,211	$ (5,139,256)	$ 6,570,342
Liabilities and Equity
Intercompany Payable	$ 505,083	$—	$ 3,564	$ 78,078	$ (586,725)	$—
Current Portion of Long-term Debt	—	24,955	—	27,174	(34)	52,095
Total Other Current Liabilities	60,097	470,122	35,142	239,280	—	804,641
Long-term Debt, Net of Current Portion	2,414,646	908,431	245,861	1,042,498	—	4,611,436
Long-term Notes Payable to Affiliates and Intercompany Payable	1,000	2,851,384	—	1,960	(2,854,344)	—
Other Long-term Liabilities	—	115,789	37,558	78,868	—	232,215
Commitments and Contingencies (See Note 10)
Total Iron Mountain Incorporated Stockholders’ Equity	856,355	895,294	124,106	678,753	(1,698,153)	856,355
Noncontrolling Interests	—	—	—	13,600	—	13,600
Total Equity	856,355	895,294	124,106	692,353	(1,698,153)	869,955
Total Liabilities and Equity	$ 3,837,181	$ 5,265,975	$ 446,231	$ 2,160,211	$ (5,139,256)	$ 6,570,342

Schedule of Selected Consolidated Statements of Operations of Parent, Guarantors, Canada Company and Non-Guarantors

	Year Ended December 31, 2012
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Revenues:
Storage Rental	$—	$ 1,156,681	$ 130,825	$ 445,632	$—	$ 1,733,138
Service	—	782,768	—	488,049	—	1,270,817
Total Revenues	—	1,939,449	130,825	933,681	—	3,003,955
Operating Expenses:
Cost of sales (excluding depreciation and amortization)	—	761,092	27,881	488,140	—	1,277,113
Selling, general and administrative	220	591,092	17,741	241,318	—	850,371
Depreciation and amortization	320	192,304	12,797	110,923	—	316,344
(Gain) Loss on disposal/write-down of property, plant and equipment (excluding real estate), net	—	(1,030)	84	5,607	—	4,661
Total Operating Expenses	540	1,543,458	58,503	845,988	—	2,448,489
Operating (Loss) Income	(540)	395,991	72,322	87,693	—	555,466
Interest Expense (Income), Net	196,423	(17,117)	36,114	27,179	—	242,599
Other Expense (Income), Net	32,161	(3,842)	(37)	(12,220)	—	16,062
(Loss) Income from Continuing Operations Before Provision (Benefit) for Income Taxes and (Gain) Loss on Sale of Real Estate	(229,124)	416,950	36,245	72,734	—	296,805
Provision (Benefit) for Income Taxes	—	86,060	12,768	15,476	—	114,304
Loss (Gain) on Sale of Real Estate, Net of Tax	—	39	—	(245)	—	(206)
Equity in the (Earnings) Losses of Subsidiaries, Net of Tax	(400,046)	(73,625)	(5,273)	(23,477)	502,421	—
Income (Loss) from Continuing Operations	170,922	404,476	28,750	80,980	(502,421)	182,707
Income (Loss) from Discontinued Operations, Net of Tax	—	430	—	(7,204)	—	(6,774)
(Loss) Gain on Sale of Discontinued Operations, Net of Tax	—	—	—	(1,885)	—	(1,885)
Net Income (Loss)	170,922	404,906	28,750	71,891	(502,421)	174,048
Less: Net Income (Loss) Attributable to Noncontrolling Interests	—	—	—	3,126	—	3,126
Net Income (Loss) Attributable to Iron Mountain Incorporated	$ 170,922	$ 404,906	$ 28,750	$ 68,765	$ (502,421)	$ 170,922
Net Income (Loss)	$ 170,922	$ 404,906	$ 28,750	$ 71,891	$ (502,421)	$ 174,048
Other Comprehensive Income (Loss):
Foreign Currency Translation Adjustments	(2,668)	(212)	8,012	18,054	—	23,186
Equity in Other Comprehensive Income (Loss) of Subsidiaries	25,185	25,421	—	8,012	(58,618)	—
Total Other Comprehensive Income (Loss)	22,517	25,209	8,012	26,066	(58,618)	23,186
Comprehensive Income (Loss)	193,439	430,115	36,762	97,957	(561,039)	197,234
Comprehensive Income (Loss) Attributable to Noncontrolling Interests	—	—	—	3,795	—	3,795
Comprehensive Income (Loss) Attributable to Iron Mountain Incorporated	$ 193,439	$ 430,115	$ 36,762	$ 94,162	$ (561,039)	$ 193,439

	Year Ended December 31, 2013
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Revenues:
Storage Rental	$—	$ 1,174,978	$ 129,987	$ 479,756	$—	$ 1,784,721
Service	—	754,090	35,119	450,693	—	1,239,902
Intercompany service	—	—	—	32,810	(32,810)	—
Total Revenues	—	1,929,068	165,106	963,259	(32,810)	3,024,623
Operating Expenses:
Cost of sales (excluding depreciation and amortization)	—	771,271	27,354	490,253	—	1,288,878
Intercompany service cost of sales	—	—	32,810	—	(32,810)	—
Selling, general and administrative	227	655,052	15,792	252,960	—	924,031
Depreciation and amortization	319	195,794	12,383	113,541	—	322,037
Loss (Gain) on disposal/write-down of property, plant and equipment (excluding real estate), net	5	(100)	21	504	—	430
Total Operating Expenses	551	1,622,017	88,360	857,258	(32,810)	2,535,376
Operating (Loss) Income	(551)	307,051	76,746	106,001	—	489,247
Interest Expense (Income), Net	206,682	(19,731)	40,537	26,686	—	254,174
Other Expense (Income), Net	54,144	1,283	5,410	14,365	—	75,202
(Loss) Income from Continuing Operations Before Provision (Benefit) for Income Taxes and (Gain) Loss on Sale of Real Estate	(261,377)	325,499	30,799	64,950	—	159,871
(Benefit) Provision for Income Taxes	(16)	33,767	12,361	16,015	—	62,127
(Gain) Loss on Sale of Real Estate, Net of Tax	—	—	—	(1,417)	—	(1,417)
Equity in the (Earnings) Losses of Subsidiaries, Net of Tax	(357,823)	(63,775)	(5,681)	(18,438)	445,717	—
Income (Loss) from Continuing Operations	96,462	355,507	24,119	68,790	(445,717)	99,161
(Loss) Income from Discontinued Operations, Net of Tax	—	(529)	—	1,360	—	831
Net Income (Loss)	96,462	354,978	24,119	70,150	(445,717)	99,992
Less: Net Income (Loss) Attributable to Noncontrolling Interests	—	—	—	3,530	—	3,530
Net Income (Loss) Attributable to Iron Mountain Incorporated	$ 96,462	$ 354,978	$ 24,119	$ 66,620	$ (445,717)	$ 96,462
Net Income (Loss)	$ 96,462	$ 354,978	$ 24,119	$ 70,150	$ (445,717)	$ 99,992
Other Comprehensive Income (Loss):
Foreign Currency Translation Adjustments	(3,237)	1,177	(11,096)	(18,376)	—	(31,532)
Market Value Adjustments for Securities	—	926	—	—	—	926
Equity in Other Comprehensive Income (Loss) of Subsidiaries	(25,737)	(26,862)	(4,037)	(11,096)	67,732	—
Total Other Comprehensive (Loss) Income	(28,974)	(24,759)	(15,133)	(29,472)	67,732	(30,606)
Comprehensive Income (Loss)	67,488	330,219)	8,986	40,678	(377,985)	69,386
Comprehensive Income (Loss) Attributable to Noncontrolling Interests	—	—	—	1,898	—	1,898
Comprehensive Income (Loss) Attributable to Iron Mountain Incorporated	$ 67,488	$ 330,219	$ 8,986	$ 38,780	$ (377,985)	$ 67,488

	Year Ended December 31, 2014
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Revenues:
Storage Rental	$—	$ 1,208,380	$ 124,551	$ 527,312	$—	$ 1,860,243
Service	—	749,711	68,669	439,070	—	1,257,450
Intercompany service	—	—	—	64,794	(64,794)	—
Total Revenues	—	1,958,091	193,220	1,031,176	(64,794)	3,117,693
Operating Expenses:
Cost of sales (excluding depreciation and amortization)	—	793,274	23,040	528,322	—	1,344,636
Intercompany service cost of sales	—	—	64,794	—	(64,794)	—
Selling, general and administrative	1,182	580,568	13,304	274,518	—	869,572
Depreciation and amortization	225	214,341	11,797	126,780	—	353,143
Loss (Gain) on disposal/write-down of property, plant and equipment (excluding real estate), net	—	829	173	63	—	1,065
Total Operating Expenses	1,407	1,589,012	113,108	929,683	(64,794)	2,568,416
Operating (Loss) Income	(1,407)	369,079	80,112	101,493	—	549,277
Interest Expense (Income), Net	187,650	(23,295)	36,946	59,416	—	260,717
Other Expense (Income), Net	78	(203,380)	(91)	268,580	—	65,187
(Loss) Income from Continuing Operations Before Provision (Benefit) for Income Taxes and (Gain) on Sale of Real Estate	(189,135)	595,754	43,257	(226,503)	—	223,373
(Benefit) Provision for Income Taxes	—	(114,947)	12,876	4,796	—	(97,275)
(Gain) on Sale of Real Estate	—	(196)	(832)	(7,279)	—	(8,307)
Equity in the (Earnings) Losses of Subsidiaries, Net of Tax	(515,254)	196,310	(992)	(31,215)	351,151	—
Income (Loss) from Continuing Operations	326,119	514,587	32,205	(192,805)	(351,151)	328,955
(Loss) Income from Discontinued Operations, Net of Tax	—	(937)	—	728	—	(209)
Net Income (Loss)	326,119	513,650	32,205	(192,077)	(351,151)	328,746
Less: Net Income (Loss) Attributable to Noncontrolling Interests	—	—	—	2,627	—	2,627
Net Income (Loss) Attributable to Iron Mountain Incorporated	$ 326,119	$ 513,650	$ 32,205	$ (194,704)	$ (351,151)	$ 326,119
Net Income (Loss)	$ 326,119	$ 513,650	$ 32,205	$ (192,077)	$ (351,151)	$ 328,746
Other Comprehensive Income (Loss):
Foreign Currency Translation Adjustments	6,328	47	(10,306)	(62,936)	—	(66,867)
Market Value Adjustments for Securities	—	53	—	—	—	53
Equity in Other Comprehensive Income (Loss) of Subsidiaries	(72,662)	(73,696)	288	(10,306)	156,376	—
Total Other Comprehensive Income (Loss)	(66,334)	(73,596)	(10,018)	(73,242)	156,376	(66,814)
Comprehensive Income (Loss)	259,785	440,054	22,187	(265,319)	(194,775)	261,932
Comprehensive Income (Loss) Attributable to Noncontrolling Interests	—	—	—	2,184	—	2,184
Comprehensive Income (Loss) Attributable to Iron Mountain Incorporated	$ 259,785	$ 440,054	$ 22,187	$ (267,503)	$ (194,775)	$ 259,748

Schedule of Selected Consolidated Statements of Cash Flows of Parent, Guarantors, Canada Company and Non-Guarantors

	Year Ended December 31, 2012
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Cash Flows from Operating Activities:
Cash Flows from Operating Activities-Continuing Operations	$ (195,478)	$ 496,542	$ 37,299	$ 105,289	$—	$ 443,652
Cash Flows from Operating Activities-Discontinued Operations	—	(8,814)	—	(2,102)	—	(10,916)
Cash Flows from Operating Activities	(195,478)	487,728	37,299	103,187	—	432,736
Cash Flows from Investing Activities:
Capital expenditures	—	(134,852)	(8,454)	(97,377)	—	(240,683)
Cash paid for acquisitions, net of cash acquired	—	(28,126)	—	(97,008)	—	(125,134)
Intercompany loans to subsidiaries	88,376	(110,142)	—	—	21,766	—
Investment in subsidiaries	(37,572)	(37,572)	—	—	75,144	—
Investment in restricted cash	1,498	—	—	—	—	1,498
Additions to customer relationship and acquisition costs	—	(23,543)	(2,132)	(3,197)	—	(28,872)
Investment in joint ventures	(2,330)	—	—	—	—	(2,330)
Proceeds from sales of property and equipment and other, net (including real estate)	—	(1,739)	5	3,191	—	1,457
Cash Flows from Investing Activities-Continuing Operations	49,972	(335,974)	(10,581)	(194,391)	96,910	(394,064)
Cash Flows from Investing Activities-Discontinued Operations	—	(1,982)	—	(4,154)	—	(6,136)
Cash Flows from Investing Activities	49,972	(337,956)	(10,581)	(198,545)	96,910	(400,200)
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt	—	(2,774,070)	(58)	(70,565)	—	(2,844,693)
Proceeds from revolving credit and term loan facilities and other debt	—	2,680,107	—	51,078	—	2,731,185
Early retirement of senior subordinated notes	(525,834)	—	—	—	—	(525,834)
Net proceeds from sales of senior subordinated notes	985,000	—	—	—	—	985,000
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net	—	—	—	480	—	480
Intercompany loans from parent	—	(89,878)	4,861	106,783	(21,766)	—
Equity contribution from parent	—	37,572	—	37,572	(75,144)	—
Stock repurchases	(38,052)	—	—	—	—	(38,052)
Parent cash dividends	(318,845)	—	—	—	—	(318,845)
Proceeds from exercise of stock options and employee stock purchase plan	40,244	—	—	—	—	40,244
Excess tax benefits (deficiency) from stock-based compensation	1,045	—	—	—	—	1,045
Payment of debt financing and stock issuance costs	(1,480)	(781)	—	—	—	(2,261)
Cash Flows from Financing Activities-Continuing Operations	142,078	(147,050)	4,803	125,348	(96,910)	28,269
Cash Flows from Financing Activities-Discontinued Operations	—	—	—	(39)	—	(39)
Cash Flows from Financing Activities	142,078	(147,050)	4,803	125,309	(96,910)	28,230
Effect of exchange rates on cash and cash equivalents	—	—	1,880	924	—	2,804
(Decrease) Increase in cash and cash equivalents	(3,428)	2,722	33,401	30,875	—	63,570
Cash and cash equivalents, beginning of year	3,428	10,750	69,945	95,722	—	179,845
Cash and cash equivalents, end of year	$—	$ 13,472	$ 103,346	$ 126,597	$—	$ 243,415

	Year Ended December 31, 2013
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Cash Flows from Operating Activities:
Cash Flows from Operating Activities-Continuing Operations	$ (195,786)	$ 528,011	$ 28,580	$ 145,788	$—	$ 506,593
Cash Flows from Operating Activities-Discontinued Operations	—	(129)	—	1,082	—	953
Cash Flows from Operating Activities	(195,786)	527,882	28,580	146,870	—	507,546
Cash Flows from Investing Activities:
Capital expenditures	—	(180,047)	(6,534)	(100,714)	—	(287,295)
Cash paid for acquisitions, net of cash acquired	—	(212,042)	—	(105,058)	—	(317,100)
Intercompany loans to subsidiaries	387,299	398,299	—	—	(785,598)	—
Investment in subsidiaries	(63,149)	(63,149)	—	—	126,298	—
Investment in restricted cash	(248)	—	—	—	—	(248)
Additions to customer relationship and acquisition costs	—	(18,083)	(498)	(11,610)	—	(30,191)
Proceeds from sales of property and equipment and other, net (including real estate)	—	54	(3,175)	5,205	—	2,084
Cash Flows from Investing Activities-Continuing Operations	323,902	(74,968)	(10,207)	(212,177)	(659,300)	(632,750)
Cash Flows from Investing Activities-Discontinued Operations	—	(4,937)	—	—	—	(4,937)
Cash Flows from Investing Activities	323,902	(79,905)	(10,207)	(212,177)	(659,300)	(637,687)
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt	—	(5,077,356)	(341,336)	(107,980)	—	(5,526,672)
Proceeds from revolving credit and term loan facilities and other debt	—	4,948,691	438,188	274,871	—	5,661,750
Early retirement of senior subordinated notes	(514,239)	—	(170,895)	—	—	(685,134)
Net proceeds from sales of senior notes	591,000	—	191,307	—	—	782,307
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net	(14,852)	—	—	(3,384)	—	(18,236)
Intercompany loans from parent	—	(379,910)	(232,436)	(173,252)	785,598	—
Equity contribution from parent	—	63,149	—	63,149	(126,298)	—
Parent cash dividends	(206,798)	—	—	—	—	(206,798)
Proceeds from exercise of stock options and employee stock purchase plan	17,664	—	—	—	—	17,664
Excess tax benefits (deficiency) from stock-based compensation	2,389	—	—	—	—	2,389
Payment of debt financing and stock issuance costs	(2,037)	(5,657)	(750)	(262)	—	(8,706)
Cash Flows from Financing Activities-Continuing Operations	(126,873)	(451,083)	(115,922)	53,142	659,300	18,564
Cash Flows from Financing Activities-Discontinued Operations	—	—	—	—	—	—
Cash Flows from Financing Activities	(126,873)	(451,083)	(115,922)	53,142	659,300	18,564
Effect of exchange rates on cash and cash equivalents	—	—	(4,703)	(6,609)	—	(11,312)
Increase (Decrease) in cash and cash equivalents	1,243	(3,106)	(102,252)	(18,774)	—	(122,889)
Cash and cash equivalents, beginning of year	—	13,472	103,346	126,597	—	243,415
Cash and cash equivalents, end of year	$ 1,243	$ 10,366	$ 1,094	$ 107,823	$—	$ 120,526

	Year Ended December 31, 2014
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Cash Flows from Operating Activities:
Cash Flows from Operating Activities-Continuing Operations	$ (192,058)	$ 452,577	$ 55,538	$ 156,891	$—	$ 472,948
Cash Flows from Operating Activities-Discontinued Operations	—	—	—	—	—	—
Cash Flows from Operating Activities	(192,058)	452,577	55,538	156,891	—	472,948
Cash Flows from Investing Activities:
Capital expenditures	—	(217,924)	(6,877)	(137,123)	—	(361,924)
Cash paid for acquisitions, net of cash acquired	—	(3,371)	(29,016)	(95,706)	—	(128,093)
Intercompany loans to subsidiaries	1,307,133	112,845	—	—	(1,419,978)	—
Investment in subsidiaries	(48,203)	(48,203)	—	—	96,406	—
Additions to customer relationship and acquisition costs	—	(26,788)	(2,140)	(5,519)	—	(34,447)
Proceeds from sales of property and equipment and other, net (including real estate)	—	2,641	1,871	39,974	—	44,486
Cash Flows from Investing Activities-Continuing Operations	1,258,930	(180,800)	(36,162)	(198,374)	(1,323,572)	(479,978)
Cash Flows from Investing Activities-Discontinued Operations	—	—	—	—	—	—
Cash Flows from Investing Activities	1,258,930	(180,800)	(36,162)	(198,374)	(1,323,572)	(479,978)
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt	—	(7,949,523)	(667,505)	(207,683)	—	(8,824,711)
Proceeds from revolving credit and term loan facilities and other debt	—	8,327,608	645,848	311,731	—	9,285,187
Early retirement of senior subordinated notes	(566,352)	—	—	—	—	(566,352)
Net proceeds from sales of senior notes	—	—	—	642,417	—	642,417
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net	—	5,716	—	(20,486)	—	(14,770)
Intercompany loans from parent	—	(708,935)	5,866	(716,909)	1,419,978	—
Equity contribution from parent	—	48,203	—	48,203	(96,406)	—
Parent cash dividends	(542,298)	—	—	—	—	(542,298)
Proceeds from exercise of stock options and employee stock purchase plan	44,290	—	—	—	—	44,290
Excess tax deficiency from stock-based compensation	(60)	—	—	—	—	(60)
Payment of debt financing costs and stock issuance costs	(1,296)	(499)	(12)	(2,039)	—	(3,846)
Cash Flows from Financing Activities-Continuing Operations	(1,065,716)	(277,430)	(15,803)	55,234	1,323,572	19,857
Cash Flows from Financing Activities-Discontinued Operations	—	—	—	—	—	—
Cash Flows from Financing Activities	(1,065,716)	(277,430)	(15,803)	55,234	1,323,572	19,857
Effect of exchange rates on cash and cash equivalents	—	—	312	(7,732)	—	(7,420)
Increase (Decrease) in cash and cash equivalents	1,156	(5,653)	3,885	6,019	—	5,407
Cash and cash equivalents, beginning of year	1,243	10,366	1,094	107,823	—	120,526
Cash and cash equivalents, end of year	$ 2,399	$ 4,713	$ 4,979	$ 113,842	$—	$ 125,933